Leases (Details 1) - ARS ($) $ in Millions	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Shopping Malls, Offices And Other Buildings [Member]
Statement [Line Items]
Future minimum proceeds generated from non-cancellable operating leases	$ 24,660	$ 26,081	$ 51,874
No later than 1 year [Member] | Rental Properties [Member]
Statement [Line Items]
Future minimum proceeds generated from non-cancellable operating leases	12,065	6,394	14,618
More Than Five 5 [Member] | Rental Properties [Member]
Statement [Line Items]
Future minimum proceeds generated from non-cancellable operating leases	578	3,005	8,013
Later Than 1 Year And Not Later Than 5 Years [Member] | Rental Properties [Member]
Statement [Line Items]
Future minimum proceeds generated from non-cancellable operating leases	$ 12,017	$ 16,682	$ 29,243